UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Asian Century Quest Capital LLC
Address:        152 West 57th Street, 6th Floor
                New York, NY 10019

13 File Number: 028-13311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Zang
Title:     CFO
Phone:     212-328-9303
Signature, Place and Date of Signing:

/s/ Steve Zang          New York, NY            February 15, 2011
______________          ______________          _________________
 [Signature]            [City, State]                [Date]


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14


Form 13F Information Table Value Total:    293,323 (thousands)

List of Other Included Managers:           None

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- -------
  ALLIANCE RES PARTNER LP        UT LTD PART      01877R958       66     1000 SH       SOLE                   1000        0       0
  BAIDU  ADR                     ADRS STOCKS      056752108    61847   640700 SH       SOLE                 640700        0       0
  COGNIZANT TECHNOLOGY SOLUTION  COMMON STOCK     192446102    91613  1250000 SH       SOLE                1250000        0       0
  KOREA ELECTRIC PWR             ADRS STOCKS      500631106      230    17000 SH       SOLE                  17000        0       0
  KT ADR                         ADRS STOCKS      48268K101      206     9900 SH       SOLE                   9000        0       0
  LAS VEGAS SANDS                COMMON STOCK     517834107    22975   500000 SH       SOLE                 500000        0       0
  MAKEMYTRIP                     COMMON STOCK     V5633W109     1081    40000 SH       SOLE                  40000        0       0
  NEW ORIENTAL EDUCATION & TECH  ADRS STOCKS      647581107    55246   525000 SH       SOLE                 525000        0       0
  ROYAL CARRIBEAN                COMMON STOCK     V7780T103    12925   275000 SH       SOLE                 275000        0       0
  SIRIUS XM RADIO                COMMON STOCK     82967N108    41568 25500000 SH       SOLE               25500000        0       0
  TAL EDUCATION                  ADRS STOCKS      874080104     1128    70000 SH       SOLE                  70000        0       0
  TURKCELL ADR                   ADRS STOCKS      900111204       82     4800 SH       SOLE                   4800        0       0
  VANCEINFO TECHNOLOGIES         ADRS STOCKS      921564100     1725    50000 SH       SOLE                  50000        0       0
  YOUKU.COM                      ADRS STOCKS      987520103     2633    75000 SH       SOLE                  75000        0       0